Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	5/1/13-5/31/13
Determination Date	6/10/2013
Distribution Date	6/17/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$199,914,426.10
2.	Collections allocable to Principal				$10,013,783.17
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$321,734.54

5.	Pool Balance on the close of the last day of the related Collection Period				$189,578,908.39
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				21,025
7.	Initial Pool Balance				$650,000,011.40

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$46,314,426.05		$35,978,908.34
	d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
	e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
	f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
	g.	Class D Note Balance	$8,125,000.00		$8,125,000.00

	h.	Note Balance (sum a - g)	$197,314,426.05		$186,978,908.34

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.2773319		0.2154426
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3035607		0.2876599

10.	Overcollateralization Target Amount				$2,600,000.05

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$2,600,000.05

12.	Weighted Average Coupon			%	9.10%
13.	Weighted Average Original Term			months	66.54
14.	Weighted Average Remaining Term			months	31.68

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,582,908.52
	b.	Liquidation Proceeds allocable to Finance Charge			$2,183.31
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$1,585,091.83

16.	Principal:
	a.	Collections allocable to Principal			$10,013,783.17
	b.	Liquidation Proceeds allocable to Principal			$246,437.38
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$10,260,220.55

17.	Total Finance Charge and Principal Collections (15d+16d)		$11,845,312.38
18.	Interest Income from Collection Account		$839.76
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$11,846,152.14

Available Funds

21.	Available Collections		$11,846,152.14
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$11,846,152.14

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$166,595.36
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$166,595.36

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$38,209.40
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$38,209.40

	m.	Class A-4 Monthly Interest	$127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$127,781.25

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,166.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,177.29

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,239.58

34.	Quaternary Principal Distributable Amount		$7,735,517.66

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$8,160,187.21

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$2,600,000.05

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,585,091.83
	b.	Total Daily Deposits of Principal Collections	$10,260,220.55
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$839.76

	e.	Total Deposits to Collection Account (sum a - d)	$11,846,152.14

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$166,595.36
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$10,591,091.90
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,085,964.88

	f.	Total Withdrawals from Collection Account (sum a - e)	$11,846,152.14

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$38,209.40
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$10,335,517.71
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$10,591,091.90

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$10,373,727.11
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$10,591,091.90

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,085,964.88
	b.	Reserve Account surplus (Ln 55)	$128.92

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,086,093.80

46.	Withdrawals
	a.	Certificateholder Distribution	$1,086,093.80

	b.	Total Withdrawals from Certificate Payment Account	$1,086,093.80

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$186,978,908.34

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$128.92
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,128.92
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$128.92

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$166,595.36
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$10,591,091.90
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,085,964.88
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$128.92
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$10,373,727.11
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,086,093.80

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$73,113.85
74.	Cumulative Net Losses			$7,016,809.67
75.	Cumulative Net Loss Percentage			1.0795%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	479	$5,753,700.74
	b.	61 to 90 days past due	152	$1,809,974.10
	c.	91 or more days past due	51	$645,370.38

	d.	Total Past Due (sum a-c)	682	8,209,045.22

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,009,086,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer